PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA INTERMEDIATE-TERM BOND FUND

APRIL 30, 2019

48483-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Intermediate-Term Bond Fund

April 30, 2019 (unaudited)

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	BONDS (94.8%)
	ASSET-BACKED SECURITIES (1.7%)
	Asset Backed Securities (1.7%)
	Automobile ABS (0.4%)
$1,428	Avis Budget Rental Car Funding AESOP, LLC(a)	3.75%		7/20/2020	$1,428
1,000	Hertz Vehicle Financing II, LP(a)	2.65		7/25/2022	988
6,250	Hertz Vehicle Financing II, LP(a)	4.10		3/25/2023	6,345
4,333	Hertz Vehicle Financing II, LP(a)	3.29		10/25/2023	4,350
286	Tesla Auto Lease Trust(a)	2.75		2/20/2020	286

					13,397

	Credit Card ABS (0.2%)
7,583	Synchrony Credit Card Master Note Trust	3.87		5/15/2026	7,703

	Other ABS (1.0%)
5,000	Element Rail Leasing I, LLC(a)	3.67		4/19/2044	5,053
15,000	Hawaii Dept. of Business Economic Dev. & Tourism	3.24		1/01/2031	15,035
5,875	NP SPE II, LLC	4.22		10/21/2047	6,019
2,400	Sapphire Aviation Finance I Ltd.(a)	4.25		3/15/2040	2,425
2,049	SCF Equipment Leasing, LLC(a)	3.41		12/20/2023	2,055
1,962	Trinity Rail Leasing, LP(a)	5.90		5/14/2036	1,990
3,929	Trinity Rail Leasing, LP(a)	3.82		4/17/2049	3,959
3,333	TRIP Rail Master Funding, LLC(a)	3.74		8/15/2047	3,344

					39,880

	Student Loan ABS (0.1%)
2,094	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.80	(b)	1/25/2041	1,953
2,500	SLM Student Loan Trust (1 mo. LIBOR + 1.00%)	3.48	(b)	4/27/2043	2,330
754	SLM Student Loan Trust (3 mo. LIBOR + 0.55%)	3.13	(b)	10/25/2065	718

					5,001

	Total Asset Backed Securities				65,981

	Total Asset-Backed Securities (cost: $65,469)				65,981

	BANK LOANS (2.8%)(c)
	Communications (0.3%)
	Internet (0.2%)
5,000	Zayo Group, LLC (1 mo. LIBOR + 2.25%)	4.73		1/19/2024	5,006

	Media (0.1%)
2,412	CSC Holdings, LLC (1 mo. LIBOR + 2.25%)	4.72		7/17/2025	2,407
985	E.W. Scripps Co. (1 mo. LIBOR + 2.00%)	4.48		10/02/2024	963
998	Gray Television, Inc. (1 mo. LIBOR + 2.50%)	4.98		1/02/2026	1,001

					4,371

	Total Communications				9,377

1 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Consumer, Cyclical (0.8%)
	Entertainment (0.1%)
$3,000	AMC Entertainment Holdings Inc. (1 mo. LIBOR + 3.00%) (d)	—	%(e)	4/22/2026	$3,013

	Leisure Time (0.1%)
6,000	ClubCorp Holdings, Inc. (1 mo. LIBOR + 2.75%) (d)	—	(e)	9/18/2024	5,829

	Retail (0.6%)
1,597	Academy, Ltd. (1 mo. LIBOR + 4.00%)	6.48		7/01/2022	1,195
3,361	Academy, Ltd. (1 mo. LIBOR + 4.00%)	6.50		7/01/2022	2,515
4,979	Bass Pro Group, LLC (1 mo. LIBOR + 5.00%)	7.48		9/25/2024	4,980
2,500	Burlington Coat Factory Warehouse Corp. (1 mo. LIBOR + 2.00%)	4.48		11/17/2024	2,506
949	J.C. Penney Co., Inc. (3 mo. LIBOR + 4.25%)	6.88		6/23/2023	850
4,000	Sally Holdings, LLC (3 mo. LIBOR + 4.50%)	4.50		7/05/2024	3,895
8,421	Serta Simmons Bedding, LLC (1 mo. LIBOR + 3.50%)	5.97		11/08/2023	6,171

					22,112

	Total Consumer, Cyclical				30,954

	Consumer, Non-cyclical (0.9%)
	Commercial Services (0.5%)
5,000	Worldpay, LLC (1 mo. LIBOR + 1.50%) (d)	—	(e)	1/16/2023	5,006
4,995	Worldpay, LLC (1 wk. LIBOR + 1.75%) (d)	4.18		8/09/2024	5,002
9,990	Worldpay, LLC (1 mo. LIBOR + 1.75%) (d)	4.22		8/09/2024	10,004

					20,012

	Food (0.3%)
5,508	Albertson’s, LLC (1 mo. LIBOR + 3.00%)	5.48		6/22/2023	5,522
4,988	Albertson’s, LLC (1 mo. LIBOR + 3.00%)	5.48		11/17/2025	4,999
1,258	JBS USA, LLC (1 mo. LIBOR + 2.50%)	4.98		10/30/2022	1,260

					11,781

	Pharmaceuticals (0.1%)
3,975	Endo Luxembourg Finance Co. I S.a r.l. (1 mo. LIBOR + 4.25%)	6.75		4/29/2024	3,941

	Total Consumer, Non-cyclical				35,734

	Energy (0.2%)
	Oil & Gas (0.1%)
1,600	Citgo Petroleum Corp. (3 mo. LIBOR + 5.00%)	7.60		3/22/2024	1,601

	Pipelines (0.1%)
4,000	Epic Crude Services, LP (1 mo. LIBOR + 5.00%)	7.49		2/20/2026	3,993

	Total Energy				5,594

	Financial (0.1%)
	Real Estate (0.0%)
499	Forest City Enterprises, L.P. (1 mo. LIBOR + 4.00%)	6.48		12/07/2025	503

	REITS (0.1%)
2,000	VICI Properties 1, LLC (1 mo. LIBOR + 2.00%)	4.49		12/20/2024	2,000

	Total Financial				2,503

	Industrial (0.2%)
	Packaging & Containers (0.1%)
4,000	BWAY Holding Co. (1 mo. LIBOR + 3.25%) (d)	—	(e)	4/03/2024	3,960
2,699	Klockner-Pentaplast of America, Inc. (1 mo. LIBOR + 4.25%)	6.73		6/30/2022	2,402

					6,362

Portfolio of Investments | 2

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Transportation (0.1%)
$3,000	XPO Logistics, Inc. (1 mo. LIBOR + 2.50%)	4.98%		2/24/2025	$3,011

	Total Industrial				9,373

	Technology (0.3%)
	Software (0.3%)
7,500	First Data Corp. (1 mo. LIBOR + 2.00%)	4.48		4/26/2024	7,507
4,477	Solera, LLC (1 mo. LIBOR + 2.75%)	5.23		3/03/2023	4,487

	Total Technology				11,994

	Total Bank Loans (cost: $107,271)				105,529

	COLLATERALIZED LOAN OBLIGATIONS (2.2%)
	Asset Backed Securities (2.2%)
	Other ABS (2.2%)
5,000	Annisa Ltd. (3 mo. LIBOR + 1.65%) (a)	4.24	(b)	7/20/2031	4,943
5,000	Ares Ltd. (3 mo. LIBOR + 1.85%) (a)	4.46	(b)	4/22/2031	5,008
3,500	CIFC Funding Ltd. (3 mo. LIBOR + 1.70%) (a)	4.29	(b)	4/23/2029	3,474
5,000	CIFC Funding Ltd. (3 mo. LIBOR + 1.22%) (a)	3.81	(b)	7/20/2030	4,991
4,000	Dryden Senior Loan Fund (3 mo. LIBOR + 2.00%) (a)	4.59	(b)	7/20/2029	4,005
5,000	Dryden Senior Loan Fund (3 mo. LIBOR + 1.55%) (a)	4.15	(b)	7/15/2030	4,953
1,000	LCM XVIII, LP (3 mo. LIBOR + 1.02%) (a)	3.61	(b)	4/20/2031	989
3,240	Magnetite XII Ltd. (3 mo. LIBOR + 1.60%) (a)	4.20	(b)	10/15/2031	3,215
4,000	Neuberger Berman Loan Advisers Ltd. (3 mo. LIBOR + 1.70%) (a)	4.29	(b)	10/19/2031	3,953
5,000	Neuberger Berman Loan Advisers Ltd. (a)	4.60		10/19/2031	5,042
10,000	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%) (a)	4.59	(b)	10/20/2027	9,996
5,000	Octagon Investment Partners 42 Ltd. (3 mo. LIBOR + 1.95%) (a),(d)	1.00	(b)	4/15/2031	5,000
5,000	Palmer Square Loan Funding Ltd. (3 mo. LIBOR + 2.25%) (a),(d)	1.00	(b)	4/20/2027	5,000
5,000	Race Point Ltd. (1 mo. LIBOR + 1.65%) (a)	4.23	(b)	7/25/2031	4,960
2,000	Stewart Park Ltd. (1 mo. LIBOR + 1.25%) (a)	3.85	(b)	1/15/2030	1,957
2,500	TIAA I Ltd. (1 mo. LIBOR + 1.75%) (a)	4.34	(b)	7/20/2031	2,476
2,500	TIAA I Ltd. (a)	4.59		7/20/2031	2,508
5,000	TIAA IV Ltd. (1 mo. LIBOR + 1.70%) (a)	4.52	(b)	1/20/2032	4,926
3,000	Voya Ltd. (3 mo. LIBOR + 1.60%) (a)	4.19	(b)	4/17/2030	2,975
2,500	Voya Ltd. (1 mo. LIBOR + 1.65%) (a)	4.25	(b)	10/15/2031	2,481

	Total Asset Backed Securities				82,852

	Total Collateralized Loan Obligations (cost: $83,225)				82,852

	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Mortgage Securities (0.1%)
	Whole Loan Collateral CMO (0.1%)
1,717	Structured Asset Mortgage Investments Trust (1 mo. LIBOR + 0.50%) (cost: $1,717)	2.99	(b)	7/19/2035	1,635

	COMMERCIAL MORTGAGE SECURITIES (2.8%)
	Mortgage Securities (2.8%)
	Commercial MBS (2.8%)
5,250	BAMLL Commercial Mortgage Securities Trust (a)	3.49		4/14/2033	5,318
1,342	Bear Stearns Commercial Mortgage Securities Trust	5.21	(f)	2/11/2041	1,336
4,125	BENCHMARK Mortgage Trust	3.88		2/15/2051	4,348

3 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$5,000	BENCHMARK Mortgage Trust	4.03%		4/10/2051	$5,329
5,125	Caesars Palace Las Vegas Trust (a)	4.14		10/15/2034	5,265
1,000	Caesars Palace Las Vegas Trust (a)	4.50	(f)	10/15/2034	1,027
7,000	CFCRE Commercial Mortgage Trust (a)	5.95	(f)	12/15/2047	7,362
1,305	Commercial Mortgage Trust	5.86	(f)	7/10/2038	1,314
3,000	Commercial Mortgage Trust	4.29	(f)	7/10/2050	3,179
1,950	DB-UBS Mortgage Trust (a)	5.52	(f)	8/10/2044	2,043
3,000	GS Mortgage Securities Trust (a)	4.95		1/10/2045	3,145
4,000	J.P. Morgan Chase Commercial Mortgage Securities Trust (a)	5.79	(f)	11/15/2043	4,100
324	J.P. Morgan Chase Commercial Mortgage Securities Trust	5.37		5/15/2047	326
355	J.P.Morgan Chase Commercial Mortgage Securities Trust	4.99	(f)	9/12/2037	359
1,122	J.P.Morgan Chase Commercial Mortgage Securities Trust	6.28	(f)	4/17/2045	617
7,722	J.P.Morgan Chase Commercial Mortgage Securities Trust	3.51		5/15/2045	7,883
21,286	J.P.Morgan Chase Commercial Mortgage Securities Trust (g)	1.93	(f)	10/15/2045	999
6,100	J.P.Morgan Chase Commercial Mortgage Securities Trust (a)	5.55	(f)	8/15/2046	6,405
19,795	Morgan Stanley Bank of America Merrill Lynch Trust (a),(g)	1.77	(f)	11/15/2045	888
5,000	Morgan Stanley Bank of America Merrill Lynch Trust	3.74		8/15/2047	5,192
5,000	Morgan Stanley Capital I Trust	4.07		3/15/2052	5,351
25,521	UBS Commercial Mortgage Trust (a),(g)	2.25	(f)	5/10/2045	1,241
4,756	UBS-Citigroup Commercial Mortgage Trust (a)	5.15		1/10/2045	5,005
3,500	Wells Fargo Commercial Mortgage Trust (a)	4.19	(f)	7/17/2036	3,694
3,000	Wells Fargo Commercial Mortgage Trust (a)	5.28	(f)	11/15/2043	3,090
3,500	Wells Fargo Commercial Mortgage Trust	3.97		12/15/2048	3,628
5,000	Wells Fargo Commercial Mortgage Trust	4.22	(f)	12/15/2048	5,162
2,000	Wells Fargo Commercial Mortgage Trust	4.64	(f)	9/15/2057	2,103
6,000	WF-RBS Commercial Mortgage Trust (a)	5.17	(f)	2/15/2044	6,173
63,057	WF-RBS Commercial Mortgage Trust (a),(g)	1.71	(f)	12/15/2045	2,943

	Total Mortgage Securities				104,825

	Total Commercial Mortgage Securities (cost: $99,906)				104,825

	CORPORATE OBLIGATIONS (50.9%)
	Basic Materials (1.7%)
	Chemicals (1.1%)
7,500	CF Industries, Inc. (a)	4.50		12/01/2026	7,645
5,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP (a)	3.40		12/01/2026	5,024
4,500	DowDuPont, Inc.	4.49		11/15/2025	4,833
3,500	H.B. Fuller Co.	4.00		2/15/2027	3,167
3,850	LYB International Finance II B.V.	3.50		3/02/2027	3,751
5,000	Mosaic Co.	4.05		11/15/2027	5,033
2,900	Sherwin-Williams Co.	3.45		6/01/2027	2,865
10,000	Westlake Chemical Corp.	3.60		8/15/2026	9,821

					42,139

	Forest Products & Paper (0.3%)
3,000	Georgia-Pacific, LLC	7.25		6/01/2028	3,808
7,500	International Paper Co.	3.00		2/15/2027	7,201

					11,009

	Iron/Steel (0.3%)
5,000	Allegheny Technologies, Inc.	5.95		1/15/2021	5,125
3,000	Allegheny Technologies, Inc.	7.88		8/15/2023	3,258
2,000	Carpenter Technology Corp.	5.20		7/15/2021	2,049

					10,432

Portfolio of Investments | 4

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Mining (0.0%)
$1,000	Alcoa Nederland Holding B.V. (a)	6.75%		9/30/2024	$1,062

	Total Basic Materials				64,642

	Communications (3.0%)
	Media (1.1%)
10,000	CBS Corp.	4.20		6/01/2029	10,146
4,000	Charter Communications Operating, LLC / Charter Communications Operating Capital (3 mo. LIBOR + 1.65%) (h)	4.23	(b)	2/01/2024	4,026
10,000	Charter Communications Operating, LLC / Charter Communications Operating Capital	4.91		7/23/2025	10,605
5,000	Comcast Corp.	4.20		8/15/2034	5,239
2,000	CSC Holdings, LLC (a)	5.50		4/15/2027	2,065
5,000	Discovery Communications, LLC	3.95		3/20/2028	4,927
5,000	Fox Corp. (a)	5.48		1/25/2039	5,577

					42,585

	Telecommunications (1.9%)
10,000	AT&T, Inc.	4.50		5/15/2035	10,057
2,000	AT&T, Inc.	5.25		3/01/2037	2,145
10,000	AT&T, Inc.	4.85		3/01/2039	10,248
3,000	Frontier Communications Corp.	6.25		9/15/2021	2,310
5,000	Motorola Solutions, Inc.	4.60		2/23/2028	5,066
6,000	Qwest Corp.	6.75		12/01/2021	6,409
10,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC (a)	5.15		3/20/2028	10,324
3,750	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC (a)	3.36		9/20/2021	3,750
1,000	T-Mobile USA, Inc.	4.75		2/01/2028	1,013
20,000	Verizon Communications, Inc.	4.50		8/10/2033	21,480

					72,802

	Total Communications				115,387

	Consumer, Cyclical (3.4%)
	Airlines (1.2%)
6,016	American Airlines, Inc. Pass-Through Trust	4.00		7/15/2025	6,148
1,892	American Airlines, Inc. Pass-Through Trust	3.60		10/15/2029	1,829
51	Continental Airlines, Inc. Pass-Through Trust (INS - AMBAC Assurance Corp.)	6.24		3/15/2020	51
7,752	Continental Airlines, Inc. Pass-Through Trust	4.15		4/11/2024	7,973
7,242	Hawaiian Airlines, Inc. Pass-Through Trust	3.90		1/15/2026	7,227
4,708	United Airlines, Inc. Pass-Through Trust	4.63		9/03/2022	4,794
3,888	United Airlines, Inc. Pass-Through Trust	4.30		8/15/2025	4,041
261	US Airways Group, Inc. Pass-Through Trust (INS - MBIA Insurance Corp.)	7.08		3/20/2021	276
2,418	US Airways Group, Inc. Pass-Through Trust	6.25		4/22/2023	2,609
1,573	US Airways Group, Inc. Pass-Through Trust	7.13		10/22/2023	1,757
7,183	US Airways Group, Inc. Pass-Through Trust	3.95		11/15/2025	7,327

					44,032

	Auto Manufacturers (0.2%)
3,571	Ford Motor Credit Co., LLC (h)	5.58		3/18/2024	3,757
5,000	General Motors Financial Co., Inc.	4.35		1/17/2027	5,002

					8,759

	Entertainment (0.1%)
2,787	Scientific Games International, Inc.	10.00		12/01/2022	2,944

	Home Builders (0.4%)
2,000	Beazer Homes USA, Inc.	8.75		3/15/2022	2,095

5 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$2,000	D.R. Horton, Inc.	5.75%	8/15/2023	$2,163
5,000	Lennar Corp.	4.50	11/15/2019	5,022
2,000	Lennar Corp.	4.13	1/15/2022	2,025
5,000	Toll Brothers Finance Corp.	4.88	3/15/2027	5,025

				16,330

	Home Furnishings (0.1%)
4,167	Whirlpool Corp.	4.75	2/26/2029	4,334

	Housewares (0.4%)
7,500	Newell Brands, Inc.	3.85	4/01/2023	7,460
10,000	Newell Brands, Inc.	4.20	4/01/2026	9,525

				16,985

	Retail (1.0%)
10,302	Advance Auto Parts, Inc.	4.50	12/01/2023	10,812
10,000	AutoZone, Inc.	3.75	6/01/2027	10,168
5,000	J.C. Penney Corp., Inc. (i)	5.65	6/01/2020	4,725
2,000	Penske Automotive Group, Inc.	3.75	8/15/2020	2,012
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	10,123

				37,840

	Total Consumer, Cyclical			131,224

	Consumer, Non-cyclical (6.5%)
	Agriculture (0.1%)
5,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	4,618

	Beverages (0.2%)
3,571	Keurig Dr Pepper, Inc. (a)	4.60	5/25/2028	3,746
2,333	Keurig Dr Pepper, Inc. (a)	4.99	5/25/2038	2,416

				6,162

	Biotechnology (0.2%)
5,000	Baxalta, Inc.	4.00	6/23/2025	5,177
4,000	Celgene Corp.	3.90	2/20/2028	4,092

				9,269

	Commercial Services (1.1%)
5,000	Bon Secours Charity Health System, Inc.	5.25	11/01/2025	5,137
3,000	Boston Medical Center Corp.	3.91	7/01/2028	2,946
15,155	Eastern Maine Healthcare Systems (j)	3.71	7/01/2026	14,567
5,000	Eastern Maine Healthcare Systems	5.02	7/01/2036	4,933
5,000	ERAC USA Finance, LLC (a)	3.30	10/15/2022	5,040
5,000	S&P Global, Inc. (k)	4.00	6/15/2025	5,276
2,000	United Rentals, N.A., Inc. (d)	5.25	1/15/2030	2,015
833	Verisk Analytics, Inc.	4.13	3/15/2029	858

				40,772

	Food (1.6%)
2,000	Albertson’s Cos., LLC / Safeway, Inc. / New Albertson’s, LP / Albertson’s, LLC	5.75	3/15/2025	1,995
9,000	Flowers Foods, Inc.	3.50	10/01/2026	8,756
10,333	General Mills, Inc.	4.55	4/17/2038	10,429
10,000	J.M. Smucker Co.	4.25	3/15/2035	9,701
11,799	Kraft Heinz Foods Co. (a)	4.88	2/15/2025	12,144
5,000	Kraft Heinz Foods Co.	3.00	6/01/2026	4,720
1,667	Kroger Co.	4.50	1/15/2029	1,740
5,000	Mars, Inc. (a),(h)	3.20	4/01/2030	4,959
1,042	McCormick & Co., Inc.	3.40	8/15/2027	1,029
3,167	Smithfield Foods, Inc. (a),(h)	5.20	4/01/2029	3,243

				58,716

Portfolio of Investments | 6

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Healthcare-Products (0.3%)
$10,000	Becton Dickinson & Co.	3.70%	6/06/2027	$9,966

	Healthcare-Services (1.3%)
5,000	Baylor Scott & White Holdings (i)	2.65	11/15/2026	4,784
4,302	DaVita, Inc.	5.00	5/01/2025	4,225
10,000	HCA, Inc.	4.50	2/15/2027	10,280
8,000	MEDNAX, Inc. (a)	6.25	1/15/2027	8,180
545	Orlando Health Obligated Group	3.78	10/01/2028	553
6,595	Premier Health Partners	2.91	11/15/2026	6,024
5,000	Quest Diagnostics, Inc. (k)	4.20	6/30/2029	5,129
4,000	SSM Health Care Corp.	3.82	6/01/2027	4,125
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	5,013
1,445	Vanderbilt University Medical Center	4.17	7/01/2037	1,435

				49,748

	Household Products/Wares (0.1%)
5,000	Avery Dennison Corp.	4.88	12/06/2028	5,373

	Pharmaceuticals (1.6%)
3,000	AbbVie, Inc.	4.25	11/14/2028	3,074
1,500	Bausch Health Companies, Inc. (a)	5.75	8/15/2027	1,567
5,000	Cigna Corp. (a)	4.38	10/15/2028	5,162
10,000	CVS Health Corp.	4.30	3/25/2028	10,119
5,000	CVS Health Corp.	4.88	7/20/2035	5,003
5,000	CVS Health Corp. (h)	5.05	3/25/2048	4,942
7,995	CVS Pass-Through Trust (a)	5.93	1/10/2034	8,726
7,000	Elanco Animal Health, Inc. (a)	4.90	8/28/2028	7,423
5,000	Mylan N.V.	3.75	12/15/2020	5,049
8,000	Mylan N.V.	3.95	6/15/2026	7,711
2,778	Mylan, Inc.	4.55	4/15/2028	2,717

				61,493

	Total Consumer, Non-cyclical			246,117

	Energy (7.3%)
	Oil & Gas (1.9%)
10,000	BP Capital Markets America, Inc.	3.02	1/16/2027	9,807
10,000	ConocoPhillips Co.	4.95	3/15/2026	11,106
1,964	Continental Resources, Inc.	5.00	9/15/2022	1,982
4,000	Devon Energy Corp.	5.85	12/15/2025	4,548
1,000	EQT Corp.	8.13	6/01/2019	1,004
3,000	EQT Corp.	4.88	11/15/2021	3,125
4,000	Hilcorp Energy I, LP / Hilcorp Finance Co. (a)	6.25	11/01/2028	4,095
5,000	Marathon Petroleum Corp.	4.75	9/15/2044	5,030
596	Motiva Enterprises, LLC (a)	5.75	1/15/2020	606
7,000	Murphy Oil Corp.	5.75	8/15/2025	7,198
10,000	Nabors Industries, Inc.	4.63	9/15/2021	10,013
1,000	Noble Holding International Ltd.	4.90	8/01/2020	965
5,000	Southwestern Energy Co.	6.20	1/23/2025	4,941
945	Transocean Guardian Ltd. (a)	5.88	1/15/2024	973
630	Transocean Pontus Ltd. (a)	6.13	8/01/2025	649
1,500	Transocean Poseidon Ltd. (a)	6.88	2/01/2027	1,601
5,000	Transocean, Inc. (a)	7.25	11/01/2025	4,969

				72,612

	Oil & Gas Services (0.1%)
2,000	SESI, LLC	7.13	12/15/2021	1,710

	Pipelines (5.3%)
6,000	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	4.25	12/01/2027	6,114

7 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$5,000	Antero Midstream Partners, LP / Antero Midstream Finance Corp.	5.38%		9/15/2024	$5,122
2,941	Antero Midstream Partners, LP / Antero Midstream Finance Corp. (a)	5.75		3/01/2027	3,007
4,000	Boardwalk Pipelines, LP	4.95		12/15/2024	4,191
17,000	Boardwalk Pipelines, LP	4.45		7/15/2027	16,804
10,000	Buckeye Partners, LP	4.35		10/15/2024	10,168
3,000	DCP Midstream Operating, LP	4.95		4/01/2022	3,083
5,000	DCP Midstream Operating, LP (3 mo. LIBOR + 3.85%) (a)	5.85	(l)	5/21/2043	4,650
9,306	Enable Oklahoma Intrastate Transmission, LLC (a)	6.25		3/15/2020	9,551
5,000	Energy Transfer Operating, LP (3 mo. LIBOR + 3.02%)	5.60	(b)	11/01/2066	4,162
7,000	EnLink Midstream Partners, LP	4.15		6/01/2025	6,764
2,000	EnLink Midstream, LLC (k)	5.38		6/01/2029	2,010
5,000	EQM Midstream Partners, LP	4.00		8/01/2024	4,887
9,000	EQM Midstream Partners, LP	4.13		12/01/2026	8,507
5,000	EQM Midstream Partners, LP	5.50		7/15/2028	5,152
2,000	Florida Gas Transmission Co., LLC (a)	7.90		5/15/2019	2,004
3,000	Florida Gas Transmission Co., LLC (a)	5.45		7/15/2020	3,090
2,000	Kinder Morgan Energy Partners, LP	6.50		4/01/2020	2,063
1,000	Kinder Morgan, Inc.	6.50		9/15/2020	1,047
10,000	Midwest Connector Capital Co., LLC (a),(k)	4.63		4/01/2029	10,381
7,500	MPLX, LP	4.00		2/15/2025	7,645
6,955	Northwest Pipeline, LLC	4.00		4/01/2027	7,028
5,000	NuStar Logistics, LP	4.80		9/01/2020	5,087
3,000	NuStar Logistics, LP	4.75		2/01/2022	3,045
5,000	ONEOK Partners, LP	4.90		3/15/2025	5,332
5,000	ONEOK, Inc.	4.55		7/15/2028	5,222
4,917	ONEOK, Inc. (k)	4.35		3/15/2029	5,059
5,000	Phillips 66 Partners, LP	3.55		10/01/2026	4,922
5,000	Plains All American Pipeline, LP / PAA Finance Corp.	3.85		10/15/2023	5,067
8,460	Rockies Express Pipeline, LLC (a),(k)	4.95		7/15/2029	8,477
10,000	Sabal Trail Transmission, LLC (a)	4.68		5/01/2038	10,123
6,000	Sabine Pass Liquefaction, LLC	5.63		2/01/2021	6,227
5,000	Spectra Energy Partners, LP	3.38		10/15/2026	4,930
5,000	Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. (a)	5.50		1/15/2028	5,119
6,250	Western Midstream Operating, LP	4.65		7/01/2026	6,527

					202,567

	Total Energy				276,889

	Financial (19.8%)
	Banks (6.5%)
10,000	Associated Banc-Corp.	4.25		1/15/2025	10,293
5,000	Bank of America Corp.	4.20		8/26/2024	5,191
10,000	Bank of America Corp. (3 mo. LIBOR + 1.51%)	3.71	(l)	4/24/2028	10,073
5,000	BankUnited, Inc.	4.88		11/17/2025	5,256
4,750	BOKF Merger Corp Number Sixteen (3 mo. LIBOR + 3.17%)	5.63	(l)	6/25/2030	4,879
15,000	Citigroup, Inc.	4.40		6/10/2025	15,657
5,000	Citigroup, Inc. (3 mo. LIBOR + 1.39%)	3.67	(l)	7/24/2028	5,018
15,000	Citizens Financial Group, Inc. (a)	4.15		9/28/2022	15,322
5,500	Citizens Financial Group, Inc.	3.75		7/01/2024	5,458
2,000	Cullen/Frost Bankers, Inc.	4.50		3/17/2027	2,028
5,000	Discover Bank (5 Yr. Semi-Annual Swap + 1.73%)	4.68	(l)	8/09/2028	5,066
10,000	Eagle Bancorp, Inc. (3 mo. LIBOR + 3.85%)	5.00	(l)	8/01/2026	10,022
10,000	Fifth Third Bank	3.85		3/15/2026	10,255
5,000	First Financial Bancorp	5.13		8/25/2025	5,195
1,000	First Maryland Capital Trust I (3 mo. LIBOR + 1.00%)	3.60	(b)	1/15/2027	926
5,000	First Midwest Bancorp, Inc.	5.88		9/29/2026	5,283
5,000	FirstMerit Bank, N.A.	4.27		11/25/2026	5,075

Portfolio of Investments | 8

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$10,000	Fulton Financial Corp.	4.50%		11/15/2024	$10,268
5,000	Hilltop Holdings, Inc.	5.00		4/15/2025	4,942
10,000	Huntington Bancshares, Inc.	3.15		3/14/2021	10,066
10,000	Huntington BancShares, Inc.	4.35		2/04/2023	10,347
10,000	KeyBank, N.A.	3.40		5/20/2026	9,961
5,000	KeyBank, N.A.	3.90		4/13/2029	5,110
750	KeyCorp Capital II	6.88		3/17/2029	866
5,000	LegacyTexas Financial Group, Inc. (3 mo. LIBOR + 3.89%)	5.50	(l)	12/01/2025	5,038
1,000	Manufacturers & Traders Trust Co.	3.40		8/17/2027	1,023
7,717	MB Financial Bank, N.A. (3 mo. LIBOR + 1.87%)	4.00	(l)	12/01/2027	7,778
5,000	MUFG Americas Holdings Corp.	3.50		6/18/2022	5,099
10,000	People’s United Bank, N.A.	4.00		7/15/2024	10,088
12,818	Santander Holdings USA, Inc.	4.40		7/13/2027	13,032
5,000	Sterling National Bank (3 mo. LIBOR + 3.94%)	5.25	(l)	4/01/2026	5,037
5,000	SunTrust Capital I (3 mo. LIBOR + 0.67%)	3.35	(b)	5/15/2027	4,629
5,000	TCF National Bank	4.60		2/27/2025	4,995
4,643	TowneBank (3 mo. LIBOR + 2.55%)	4.50	(l)	7/30/2027	4,662
5,000	Webster Financial Corp.	4.38		2/15/2024	5,134
5,000	Wells Fargo & Co.	3.00		10/23/2026	4,869
3,500	Wintrust Financial Corp.	5.00		6/13/2024	3,574

					247,515

	Diversified Financial Services (1.4%)
5,000	Air Lease Corp.	3.00		9/15/2023	4,915
5,000	Air Lease Corp. (h)	3.63		12/01/2027	4,787
5,000	Cantor Fitzgerald, LP (a),(k)	4.88		5/01/2024	5,013
10,000	Capital One Financial Corp.	3.75		3/09/2027	9,924
4,492	Grain Spectrum Funding II, LLC (a)	3.29		10/10/2019	4,471
7,000	ILFC E-Capital Trust I (Highest of 3 mo. LIBOR/10 Year CMT/30 Year CMT + 1.55%) (a)	4.57	(b)	12/21/2065	5,268
405	Keenan Dev. Association of Tennessee, LLC (INS - XL Capital Assurance)(a)	5.02		7/15/2028	415
5,000	Pine Street Trust I (a),(k)	4.57		2/15/2029	5,100
11,141	Synchrony Financial	3.95		12/01/2027	10,677
1,583	Synchrony Financial (h)	5.15		3/19/2029	1,637

					52,207

	Insurance (6.0%)
5,000	Alleghany Corp.	5.63		9/15/2020	5,184
5,000	Allied World Assurance Co. Holdings Ltd.	4.35		10/29/2025	4,966
10,000	Allstate Corp. (3 mo. LIBOR + 2.94%)	5.75	(l)	8/15/2053	10,317
5,000	American Equity Investment Life Holding Co.	5.00		6/15/2027	5,022
2,000	American International Group, Inc. (3 mo. LIBOR + 4.20%)	8.18	(l)	5/15/2058	2,428
2,500	Assurant, Inc.	4.90		3/27/2028	2,605
1,535	Assured Guaranty U.S. Holdings, Inc.	7.00		6/01/2034	1,823
3,000	Athene Global Funding (a)	3.00		7/01/2022	2,998
8,000	Athene Holding Ltd.	4.13		1/12/2028	7,777
10,000	AXA Equitable Holdings, Inc.	4.35		4/20/2028	10,247
10,000	Genworth Holdings, Inc. (3 mo. LIBOR + 2.00%)	4.69	(b)	11/15/2036	5,575
2,000	Global Atlantic Financial Co. (a)	8.63		4/15/2021	2,195
7,000	Hanover Insurance Group, Inc.	4.50		4/15/2026	7,145
10,000	Hartford Financial Services Group, Inc. (3 mo. LIBOR + 2.13%) (a)	4.81	(b)	2/12/2047	8,959
15,000	Kemper Corp.	4.35		2/15/2025	15,388
13,018	Lincoln National Corp. (3 mo. LIBOR + 2.36%)	5.04	(b)	5/17/2066	11,218
5,000	Loews Corp.	3.75		4/01/2026	5,167
4,000	Markel Corp.	3.63		3/30/2023	4,023
12,350	Mercury General Corp.	4.40		3/15/2027	12,252
8,000	MetLife, Inc.	6.40		12/15/2036	8,867
5,000	MetLife, Inc. (a)	9.25		4/08/2038	6,858
20,235	Nationwide Mutual Insurance Co. (3 mo. LIBOR + 2.29%) (a)	4.90	(b)	12/15/2024	20,139
8,500	Navigators Group, Inc.	5.75		10/15/2023	9,078

9 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$1,000	Ohio National Financial Services, Inc. (a)	6.38%		4/30/2020	$1,034
2,000	Ohio National Financial Services, Inc. (a)	6.63		5/01/2031	2,378
7,000	Old Republic International Corp.	3.88		8/26/2026	7,066
10,025	OneBeacon U.S. Holdings, Inc.	4.60		11/09/2022	10,248
5,000	Primerica, Inc.	4.75		7/15/2022	5,245
3,000	Principal Financial Global Funding, LLC (3 mo. LIBOR + 0.52%)	3.10	(b)	1/10/2031	2,734
10,000	ProAssurance Corp.	5.30		11/15/2023	10,697
10,000	Prudential Financial, Inc. (3 mo. LIBOR + 4.18%)	5.88	(l)	9/15/2042	10,640
5,000	RLI Corp.	4.88		9/15/2023	5,201
3,830	Torchmark Corp.	4.55		9/15/2028	4,054

					229,528

	Investment Companies (0.6%)
2,000	Ares Capital Corp.	3.50		2/10/2023	1,980
10,000	FS KKR Capital Corp.	4.00		7/15/2019	10,009
5,000	Main Street Capital Corp.	4.50		12/01/2019	5,029
5,000	Main Street Capital Corp.	4.50		12/01/2022	5,045

					22,063

	REITS (4.1%)
10,000	Alexandria Real Estate Equities, Inc.	4.70		7/01/2030	10,795
5,000	American Tower Corp.	3.45		9/15/2021	5,074
5,000	American Tower Corp. (k)	3.95		3/15/2029	5,032
10,000	Boston Properties, LP	4.50		12/01/2028	10,711
2,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL (a),(d)	5.75		5/15/2026	2,035
5,000	CBL & Associates, LP (i)	5.25		12/01/2023	3,575
7,500	Columbia Property Trust Operating Partnership, LP	3.65		8/15/2026	7,209
15,000	Crown Castle International Corp.	4.30		2/15/2029	15,505
9,000	ERP Operating, LP	2.85		11/01/2026	8,818
5,409	Highwoods Realty, LP	4.20		4/15/2029	5,478
5,000	Hospitality Properties Trust	4.95		2/15/2027	5,038
2,000	Hospitality Properties Trust	4.38		2/15/2030	1,877
5,000	Hudson Pacific Properties, LP	3.95		11/01/2027	4,878
4,901	MPT Operating Partnership, LP / MPT Finance Corp.	5.25		8/01/2026	5,011
2,000	Nationwide Health Properties, Inc. (Put Date 10/01/2027) (m)	6.90		10/01/2037	2,476
10,000	Omega Healthcare Investors, Inc.	4.95		4/01/2024	10,399
7,500	Physicians Realty, LP	4.30		3/15/2027	7,478
2,000	Realty Income Corp.	5.75		1/15/2021	2,087
6,000	Realty Income Corp.	3.00		1/15/2027	5,869
4,000	Sabra Health Care, LP	5.13		8/15/2026	3,971
2,000	Sabra Health Care, LP / Sabra Capital Corp.	5.38		6/01/2023	2,043
4,000	Sabra Health Care, LP/Sabra Capital Corp.	5.50		2/01/2021	4,037
4,136	Senior Housing Properties Trust	3.25		5/01/2019	4,136
2,000	Senior Housing Properties Trust	6.75		12/15/2021	2,106
4,444	SL Green Operating Partnership, LP	3.25		10/15/2022	4,450
2,750	Starwood Property Trust, Inc.	3.63		2/01/2021	2,743
2,000	Starwood Property Trust, Inc.	5.00		12/15/2021	2,048
5,000	Washington REIT	3.95		10/15/2022	5,113
2,000	Welltower, Inc.	4.95		1/15/2021	2,059
3,000	Welltower, Inc.	4.25		4/15/2028	3,103

					155,154

	Savings & Loans (1.2%)
10,000	Banc of California, Inc.	5.25		4/15/2025	10,219
10,000	First Niagara Financial Group, Inc.	7.25		12/15/2021	11,034
10,000	People’s United Financial, Inc.	3.65		12/06/2022	10,188
5,000	Sterling Bancorp.	3.50		6/08/2020	5,006
10,000	TIAA FSB Holdings, Inc.	5.75		7/02/2025	10,566

					47,013

	Total Financial				753,480

Portfolio of Investments | 10

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Industrial (3.8%)
	Aerospace/Defense (0.6%)
$10,000	Arconic, Inc.	5.40%	4/15/2021	$10,310
5,000	Northrop Grumman Corp.	3.25	1/15/2028	4,922
5,000	Spirit AeroSystems, Inc.	3.85	6/15/2026	4,854
1,364	United Technologies Corp.	4.45	11/16/2038	1,425

				21,511

	Building Materials (0.5%)
3,000	CRH America, Inc.	5.75	1/15/2021	3,114
5,000	Martin Marietta Materials, Inc.	4.25	7/02/2024	5,216
6,534	Owens Corning	3.40	8/15/2026	6,219
5,000	Vulcan Materials Co.	3.90	4/01/2027	4,965

				19,514

	Electrical Components & Equipment (0.1%)
5,000	Molex Electronic Technologies, LLC (a)	3.90	4/15/2025	5,039

	Electronics (0.2%)
5,000	Jabil, Inc.	3.95	1/12/2028	4,734
2,604	Keysight Technologies, Inc.	4.60	4/06/2027	2,703

				7,437

	Environmental Control (0.1%)
5,000	Waste Pro USA, Inc. (a)	5.50	2/15/2026	5,000

	Hand/Machine Tools (0.2%)
3,000	Colfax Corp. (a)	6.38	2/15/2026	3,180
5,400	Kennametal, Inc.	4.63	6/15/2028	5,517

				8,697

	Machinery-Diversified (0.8%)
10,000	CNH Industrial Capital, LLC	3.38	7/15/2019	10,011
10,000	Wabtec Corp.	3.45	11/15/2026	9,349
9,091	Wabtec Corp.	4.95	9/15/2028	9,375

				28,735

	Metal Fabrication/Hardware (0.4%)
5,658	Timken Co.	4.50	12/15/2028	5,682
10,000	Worthington Industries, Inc.	4.55	4/15/2026	10,135

				15,817

	Transportation (0.6%)
10,000	FedEx Corp.	3.90	2/01/2035	9,494
1,000	Polar Tankers, Inc. (a)	5.95	5/10/2037	1,175
5,000	Ryder System, Inc.	3.45	11/15/2021	5,069
5,000	XPO Logistics, Inc. (a)	6.75	8/15/2024	5,175

				20,913

	Trucking & Leasing (0.3%)
10,000	Penske Truck Leasing Co., LP / PTL Finance Corp. (a)	4.25	1/17/2023	10,345

	Total Industrial			143,008

	Technology (1.0%)
	Computers (0.2%)
2,500	Dell International, LLC / EMC Corp. (a)	5.88	6/15/2021	2,547
5,000	Dell International, LLC / EMC Corp. (a),(k)	5.30	10/01/2029	5,158

				7,705

11 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Semiconductors (0.5%)
$10,000	Broadcom, Inc. (a),(k)	4.75%		4/15/2029	$9,955
5,000	Micron Technology, Inc.	5.33		2/06/2029	5,161
3,000	QUALCOMM, Inc.	3.25		5/20/2027	2,986

					18,102

	Software (0.3%)
7,500	Activision Blizzard, Inc.	3.40		9/15/2026	7,479
5,000	VMware, Inc.	3.90		8/21/2027	4,872

					12,351

	Total Technology				38,158

	Utilities (4.4%)
	Electric (3.6%)
3,000	Black Hills Corp.	5.88		7/15/2020	3,099
5,000	Black Hills Corp.	3.95		1/15/2026	5,072
4,736	Bruce Mansfield Unit Pass-Through Trust (n)	6.85		6/01/2034	4,464
15,000	Cleco Corporate Holdings, LLC	3.74		5/01/2026	14,809
5,000	Cleveland Electric Illuminating Co. (a)	4.55		11/15/2030	5,273
6,050	Dominion Energy, Inc. (3 mo. LIBOR + 2.83%)	5.42	(b)	6/30/2066	5,818
3,300	DPL, Inc.	7.25		10/15/2021	3,560
3,500	Duquesne Light Holdings, Inc. (a)	5.90		12/01/2021	3,712
13,000	Duquesne Light Holdings, Inc. (a)	3.62		8/01/2027	12,685
10,000	Entergy Texas, Inc.	2.55		6/01/2021	9,877
3,500	FirstEnergy Corp.	3.90		7/15/2027	3,551
5,000	Georgia Power Co.	3.25		4/01/2026	4,887
4,667	IPALCO Enterprises, Inc.	3.70		9/01/2024	4,724
3,750	ITC Holdings Corp.	3.35		11/15/2027	3,725
3,000	Jersey Central Power & Light Co. (a)	4.30		1/15/2026	3,122
3,000	N.V. Energy, Inc.	6.25		11/15/2020	3,155
5,000	Oncor Electric Delivery Co., LLC	3.75		4/01/2045	4,958
12,000	PPL Capital Funding, Inc. (3 mo. LIBOR + 2.67%)	5.27	(b)	3/30/2067	11,032
10,000	Southern Co.	3.25		7/01/2026	9,873
5,000	System Energy Resources, Inc.	4.10		4/01/2023	5,166
4,500	WEC Energy Group, Inc. (3 mo. LIBOR + 2.11%)	4.80	(b)	5/15/2067	3,900
10,000	Xcel Energy, Inc.	3.30		6/01/2025	10,080

					136,542

	Gas (0.5%)
10,000	National Fuel Gas Co.	3.75		3/01/2023	10,062
1,000	National Fuel Gas Co.	7.38		6/13/2025	1,143
4,000	National Fuel Gas Co.	3.95		9/15/2027	3,849
6,120	Spire, Inc.	3.54		2/27/2024	6,064

					21,118

	Water (0.3%)
10,000	Aquarion Co. (a)	4.00		8/15/2024	10,231

	Total Utilities				167,891

	Total Corporate Obligations (cost: $1,899,228)				1,936,796

	EURODOLLAR AND YANKEE OBLIGATIONS (22.3%)
	Basic Materials (3.2%)
	Chemicals (1.0%)
10,000	Braskem Finance Ltd.	6.45		2/03/2024	10,930
3,000	Incitec Pivot Finance, LLC (a)	6.00		12/10/2019	3,051
10,000	Nutrien Ltd.	3.00		4/01/2025	9,749
7,230	Yara International ASA (a)	3.80		6/06/2026	7,079
7,773	Yara International ASA (a)	4.75		6/01/2028	8,066

					38,875

Portfolio of Investments | 12

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Iron/Steel (0.4%)
$2,000	ArcelorMittal	5.50%	3/01/2021	$2,090
4,000	ArcelorMittal	6.25	2/25/2022	4,317
5,000	Vale Overseas Ltd.	4.38	1/11/2022	5,113
5,000	Vale Overseas Ltd.	6.25	8/10/2026	5,485

				17,005

	Mining (1.8%)
2,500	Anglo American Capital plc (a)	3.75	4/10/2022	2,527
6,333	Anglo American Capital plc (a)	4.00	9/11/2027	6,230
5,000	First Quantum Minerals Ltd. (a)	6.88	3/01/2026	4,700
12,000	Fresnillo plc (a),(i)	5.50	11/13/2023	12,825
15,000	Glencore Funding, LLC (a)	4.00	3/27/2027	14,728
5,000	Glencore Funding, LLC (a)	4.88	3/12/2029	5,092
3,000	Kinross Gold Corp.	4.50	7/15/2027	2,906
3,000	Southern Copper Corp.	3.88	4/23/2025	3,044
5,000	Teck Resources Ltd.	3.75	2/01/2023	5,015
10,000	Teck Resources Ltd.	6.13	10/01/2035	10,928

				67,995

	Total Basic Materials			123,875

	Communications (0.6%)
	Internet (0.1%)
5,000	Tencent Holdings Ltd. (a),(k)	3.98	4/11/2029	5,044

	Media (0.1%)
4,622	Pearson Funding Four plc (a)	3.75	5/08/2022	4,643

	Telecommunications (0.4%)
10,000	Deutsche Telekom International Finance B.V. (a)	4.38	6/21/2028	10,535
3,333	Vodafone Group plc	5.00	5/30/2038	3,383

				13,918

	Total Communications			23,605

	Consumer, Cyclical (2.0%)
	Airlines (1.4%)
5,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	5,042
3,079	Air Canada Pass-Through Trust (a)	5.38	5/15/2021	3,152
7,395	Air Canada Pass-Through Trust (a)	3.88	3/15/2023	7,382
7,615	Air Canada Pass-Through Trust (a)	4.13	5/15/2025	7,813
5,277	Air Canada Pass-Through Trust (a)	3.75	12/15/2027	5,363
11,482	British Airways Pass-Through Trust (a)	4.63	6/20/2024	12,000
2,827	Latam Airlines Pass-Through Trust	4.20	11/15/2027	2,815
585	Virgin Australia Pass-Through Trust (a)	6.00	10/23/2020	594
10,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	9,934

				54,095

	Distribution/Wholesale (0.2%)
6,125	Ferguson Finance plc (a)	4.50	10/24/2028	6,223

	Leisure Time (0.3%)
11,400	Silversea Cruise Finance Ltd. (a)	7.25	2/01/2025	12,326

	Retail (0.1%)
3,334	Alimentation Couche-Tard, Inc. (a)	3.55	7/26/2027	3,277

	Total Consumer, Cyclical			75,921

	Consumer, Non-cyclical (3.0%)
	Agriculture (0.8%)
2,000	BAT Capital Corp.	4.39	8/15/2037	1,820

13 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$10,000	BAT International Finance plc (a)	3.25%	6/07/2022	$10,027
10,000	Imperial Brands Finance plc (a)	4.25	7/21/2025	10,264
8,000	Viterra, Inc. (a)	5.95	8/01/2020	8,265

				30,376

	Beverages (1.0%)
10,000	Anheuser-Busch InBev Worldwide, Inc.	4.90	1/23/2031	10,853
6,500	Anheuser-Busch InBev Worldwide, Inc.	4.38	4/15/2038	6,345
10,000	Bacardi Ltd. (a)	2.75	7/15/2026	8,971
10,000	Becle S.A.B de C.V. (a)	3.75	5/13/2025	9,821

				35,990

	Commercial Services (0.2%)
2,500	Ashtead Capital, Inc. (a)	4.13	8/15/2025	2,494
2,500	Ashtead Capital, Inc. (a)	5.25	8/01/2026	2,609
3,333	RELX Capital, Inc. (h)	4.00	3/18/2029	3,407

				8,510

	Food (0.1%)
500	JBS USA LUX S.A. / JBS USA Finance, Inc. (a),(d)	5.88	7/15/2024	516
5,000	Smithfield Foods, Inc. (a)	4.25	2/01/2027	4,855

				5,371

	Pharmaceuticals (0.9%)
5,405	Bayer U.S. Finance II, LLC (a)	2.85	4/15/2025	4,940
3,000	Bayer U.S. Finance II, LLC (a)	4.38	12/15/2028	3,013
5,000	Bayer U.S. Finance II, LLC (a)	4.63	6/25/2038	4,791
5,000	Takeda Pharmaceutical Co. Ltd. (a)	5.00	11/26/2028	5,468
18,000	Teva Pharmaceutical Finance Netherlands III B.V.	3.15	10/01/2026	15,118
500	Teva Pharmaceutical Finance Netherlands III B.V.	6.75	3/01/2028	516
3,000	Teva Pharmaceutical Finance Netherlands III B.V.	4.10	10/01/2046	2,134

				35,980

	Total Consumer, Non-cyclical			116,227

	Diversified (0.4%)
	Holding Companies-Diversified (0.4%)
7,500	CK Hutchison International Ltd. (a)	2.75	10/03/2026	7,118
5,000	CK Hutchison International Ltd. (a)	3.50	4/05/2027	5,001
2,000	Hutchison Whampoa International Ltd. (a)	4.63	1/13/2022	2,083

	Total Diversified			14,202

	Energy (1.7%)
	Oil & Gas (1.3%)
2,750	Aker BP ASA (a)	6.00	7/01/2022	2,842
4,500	Canadian Natural Resources Ltd.	3.85	6/01/2027	4,551
5,000	Eni SpA (a)	4.75	9/12/2028	5,234
2,940	Hunt Oil Co. of Peru, LLC Sucursal Del Peru (a)	6.38	6/01/2028	3,219
1,000	Husky Energy, Inc.	7.25	12/15/2019	1,026
5,000	Petroleos Mexicanos	4.50	1/23/2026	4,691
10,000	Petroleos Mexicanos	6.50	3/13/2027	10,154
5,000	Saudi Arabian Oil Co. (a),(h)	3.50	4/16/2029	4,921
5,000	Saudi Arabian Oil Co. (a),(h)	4.38	4/16/2049	4,870
2,000	Woodside Finance Ltd. (a)	4.60	5/10/2021	2,049
4,400	Woodside Finance Ltd. (a)	4.50	3/04/2029	4,501

				48,058

	Pipelines (0.4%)
5,000	APT Pipelines Ltd. (a)	4.20	3/23/2025	5,138
10,000	TransCanada PipeLines Ltd.	4.75	5/15/2038	10,436

				15,574

	Total Energy			63,632

Portfolio of Investments | 14

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
	Financial (8.1%)
	Banks (5.8%)
$10,000	ABN AMRO Bank N.V. (a)	4.75%		7/28/2025		$10,488
10,000	ABN AMRO Bank N.V. (a)	4.80		4/18/2026		10,518
10,000	Australia & New Zealand Banking Group Ltd. (a)	4.40		5/19/2026		10,242
3,750	Bank of Montreal (5 Yr. Semi-Annual Swap + 1.43%)	3.80	(l)	12/15/2032		3,652
2,450	Barclays Bank plc (6 mo. LIBOR + 0.25%)	3.13	(b)	—	(o)	1,824
6,200	Barclays plc	4.84		5/09/2028		6,222
15,000	BNP Paribas S.A. (a)	4.38		5/12/2026		15,310
5,000	BPCE S.A. (a)	4.63		9/12/2028		5,276
10,000	Cooperatieve Rabobank U.A.	3.88		2/08/2022		10,293
8,451	Cooperatieve Rabobank U.A.	3.95		11/09/2022		8,609
2,222	Credit Suisse Group AG (3 mo. LIBOR + 1.41%) (a)	3.87	(l)	1/12/2029		2,205
10,000	Credit Suisse Group Funding Guernsey Ltd.	4.55		4/17/2026		10,545
8,000	Deutsche Bank AG	5.00		2/14/2022		8,162
10,000	HSBC Bank plc (6 mo. LIBOR + 0.25%)	3.13	(b)	—	(o)	7,322
10,000	HSBC Holdings plc	3.90		5/25/2026		10,205
5,900	ING Groep N.V.	3.95		3/29/2027		5,969
5,000	ING Groep N.V.	4.55		10/02/2028		5,264
5,000	Lloyds Banking Group plc	4.55		8/16/2028		5,244
5,000	Lloyds Banking Group plc (3 mo. LIBOR + 1.21%)	3.57	(l)	11/07/2028		4,883
10,000	Nordea Bank Abp (a)	4.25		9/21/2022		10,246
4,000	Royal Bank of Scotland Group plc (3 mo. LIBOR + 2.32%)	4.92	(b)	—	(o)	3,810
10,000	Royal Bank of Scotland Group plc	6.13		12/15/2022		10,705
5,000	Royal Bank of Scotland Group plc (1 mo. LIBOR + 1.91%)	5.08	(l)	1/27/2030		5,350
15,000	Santander UK plc (a)	5.00		11/07/2023		15,626
7,500	Societe Generale S.A. (a),(k)	3.88		3/28/2024		7,584
7,500	Standard Chartered plc (1 mo. LIBOR + 1.97%) (a)	4.87	(l)	3/15/2033		7,650
7,500	Swedbank AB (a)	2.65		3/10/2021		7,430
10,000	Westpac Banking Corp. (5 Yr. Semi-Annual Swap + 2.24%)	4.32	(l)	11/23/2031		10,043

						220,677

	Diversified Financial Services (0.4%)
3,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.63		7/01/2022		3,117
5,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (k)	4.45		4/03/2026		5,076
3	Ahold Lease USA, Inc. Pass-Through Trust	7.82		1/02/2020		3
5,000	Brookfield Finance, Inc.	4.85		3/29/2029		5,260

						13,456

	Insurance (1.2%)
8,000	Oil Insurance Ltd. (3 mo. LIBOR + 2.98%) (a)	5.57	(b)	—	(o)	7,787
20,056	QBE Capital Funding III Ltd. (10 Yr. Semi-Annual Swap + 4.05%) (a)	7.25	(l)	5/24/2041		21,161
5,000	XLIT Ltd. (3 mo. LIBOR + 2.46%)	5.05	(b)	—	(o)	4,871
10,000	XLIT Ltd.	4.45		3/31/2025		10,384

						44,203

	Real Estate (0.1%)
4,167	Ontario Teachers’ Cadillac Fairview Properties Trust (a)	4.13		2/01/2029		4,384

	REITS (0.3%)
10,750	WEA Finance, LLC / Westfield UK & Europe Finance plc (a)	3.75		9/17/2024		11,017

15 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
	Savings & Loans (0.3%)
$2,850	Nationwide Building Society (3 mo. LIBOR + 1.39%) (a)	4.36	%(l)	8/01/2024		$2,928
10,000	Nationwide Building Society (a)	4.00		9/14/2026		9,850

						12,778

	Total Financial					306,515

	Industrial (2.1%)
	Aerospace/Defense (0.3%)
10,000	BAE Systems Holdings, Inc. (a)	3.85		12/15/2025		10,179

	Building Materials (0.0%)
1,154	Boral Finance Proprietary Ltd. (a)	3.75		5/01/2028		1,119

	Electronics (0.0%)
1,200	Tyco Electronics Group S.A.	3.13		8/15/2027		1,165

	Engineering & Construction (0.6%)
10,000	Heathrow Funding Ltd. (a)	4.88		7/15/2021		10,373
10,000	Sydney Airport Finance Co. Proprietary Ltd. (a)	3.90		3/22/2023		10,266
2,000	Sydney Airport Finance Co. Proprietary Ltd.	3.63		4/28/2026		1,994

						22,633

	Machinery-Diversified (0.1%)
5,000	CNH Industrial N.V.	3.85		11/15/2027		4,784

	Packaging & Containers (0.5%)
5,000	Amcor Finance USA, Inc. (a)	3.63		4/28/2026		4,947
1,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. (a)	4.25		9/15/2022		1,006
5,500	Brambles USA, Inc. (a)	4.13		10/23/2025		5,609
7,500	CCL Industries, Inc. (a)	3.25		10/01/2026		7,197

						18,759

	Transportation (0.3%)
8,000	Canadian National Railway Co.	2.75		3/01/2026		7,847
4,261	Pacific National Finance Proprietary Ltd. (a)	4.63		9/23/2020		4,329

						12,176

	Trucking & Leasing (0.3%)
1,500	Avolon Holdings Funding Ltd. (a)	5.25		5/15/2024		1,569
5,000	Avolon Holdings Funding Ltd. (a),(h)	4.38		5/01/2026		4,977
2,898	DAE Funding, LLC (a)	4.50		8/01/2022		2,934

						9,480

	Total Industrial					80,295

	Utilities (1.2%)
	Electric (1.2%)
5,000	Comision Federal de Electricidad (a)	4.75		2/23/2027		5,106
6,000	EDP Finance B.V. (a)	4.13		1/15/2020		6,039
10,000	Electricite de France S.A. (10 Yr. Semi-Annual Swap + 3.71%) (a)	5.25	(l)	—	(o)	10,106
5,000	Emera U.S. Finance, LP	3.55		6/15/2026		4,948
5,000	Enel Finance International N.V. (a)	3.63		5/25/2027		4,821
6,192	Fortis, Inc.	3.06		10/04/2026		5,953
5,000	Infraestructura Energetica Nova S.A.B. de C.V. (a)	3.75		1/14/2028		4,613
3,500	Transelec S.A. (a)	3.88		1/12/2029		3,410

	Total Utilities					44,996

	Total Eurodollar and Yankee Obligations (cost: $830,824)					849,268

Portfolio of Investments | 16

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
$5,000	Italy Government International Bond (cost: $5,943)	5.38%	6/15/2033	$5,296
	MUNICIPAL OBLIGATIONS (3.3%)
	California (0.3%)
3,000	Long Beach Unified School District	5.91	8/01/2025	3,403
3,000	Los Alamitos Unified School District	6.19	2/01/2026	3,559
5,000	San Jose Redev. Agency Successor Agency	3.23	8/01/2027	5,068

				12,030

	Colorado (0.0%)
1,000	State Board of Governors Univ. Enterprise System	4.90	3/01/2021	1,043

	Connecticut (0.2%)
1,250	City of New Haven	4.43	8/01/2028	1,317
2,200	State	3.69	9/15/2024	2,272
3,000	State Dev. Auth.	5.50	4/01/2021	3,173

				6,762

	Florida (0.3%)
3,300	Miami-Dade County Transit System	4.59	7/01/2021	3,393
4,000	Palm Beach County School District	5.40	8/01/2025	4,510
2,000	State Department of Environmental Protection (PRE)	5.76	7/01/2020	2,010
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,715

				12,628

	Illinois (0.1%)
2,470	Chicago Midway International Airport	5.00	1/01/2025	2,771
1,500	Finance Auth.	5.45	8/01/2038	1,564

				4,335

	Maryland (0.4%)
3,000	Baltimore Board of School Commissioners	5.69	12/15/2025	3,509
2,295	EDC	4.05	6/01/2027	2,279
2,390	EDC	4.15	6/01/2028	2,357
2,490	EDC	4.25	6/01/2029	2,452
1,330	EDC	4.35	6/01/2030	1,308
1,385	EDC	4.40	6/01/2031	1,354

				13,259

	New Jersey (0.6%)
2,525	City of Atlantic	4.23	9/01/2025	2,620
2,410	City of Atlantic	4.29	9/01/2026	2,509
10,000	EDA	4.45	6/15/2020	10,152
2,500	EDA	5.71	6/15/2030	2,829
3,000	Transportation Trust Fund Auth.	5.75	12/15/2028	3,341

				21,451

	New York (0.6%)
5,000	City of New York	6.27	12/01/2037	6,574
5,000	MTA	6.73	11/15/2030	6,357
2,500	New York City Transitional Finance Auth.	5.00	2/01/2035	2,634
3,500	State Mortgage Agency	4.20	10/01/2027	3,585
1,825	Town of Oyster Bay	3.80	2/01/2020	1,829
1,500	Town of Oyster Bay	3.95	2/01/2021	1,507

				22,486

	North Carolina (0.1%)
3,000	City of Kannapolis	7.28	3/01/2027	3,104

17 | USAA Intermediate-Term Bond Fund

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
	Ohio (0.1%)
$3,000	Miami University	6.67%		9/01/2028		$3,695

	Oklahoma (0.2%)
7,951	Dev. Finance Auth.	5.45		8/15/2028		8,668

	Pennsylvania (0.0%)
1,000	Economic Dev. Finance Auth.	3.20		11/15/2027		997

	Texas (0.4%)
3,430	City of Austin CCD	6.76		8/01/2030		4,339
4,350	Ector County Hospital District	6.80		9/15/2025		4,412
1,480	Gainesville Hospital District	4.56		8/15/2021		1,508
4,100	Harris County	4.45		11/15/2031		3,984

						14,243

	Total Municipal Obligations (cost: $115,664)					124,701

	PREFERRED BONDS (0.1%)
	Financial (0.1%)
	Insurance (0.1%)
3,000	Catlin Insurance Co. Ltd. (3 mo. LIBOR + 2.98%) (a) (cost: $3,000)	5.57	(b)	—	(o)	2,950
	U.S. GOVERNMENT AGENCY ISSUES (3.6%)(p)
	Commercial MBS (3.5%)
120,229	Fannie Mae (+)(g)	0.68	(f)	4/25/2022		1,594
3,500	Fannie Mae (+)	2.88	(f)	2/25/2027		3,474
2,500	Fannie Mae (+)	2.96	(f)	2/25/2027		2,506
3,553	Fannie Mae (+)	3.14	(f)	3/25/2028		3,573
65,285	Freddie Mac (+)(g)	0.96	(f)	10/25/2022		1,625
67,251	Freddie Mac (+)(g)	1.38	(f)	8/25/2022		2,342
37,340	Freddie Mac (+)(g)	1.45	(f)	12/25/2021		1,049
20,497	Freddie Mac (+)(g)	1.76	(f)	3/25/2022		813
20,000	Freddie Mac (+)	2.65		8/25/2026		19,755
15,000	Freddie Mac (+)	2.67		3/25/2026		14,905
12,000	Freddie Mac (+)	2.85		3/25/2026		11,935
2,922	Freddie Mac (+)	3.30	(f)	11/25/2027		3,005
10,000	Freddie Mac (+)	3.37		7/25/2025		10,268
5,000	Freddie Mac (+)	3.41		12/25/2026		5,186
3,000	Freddie Mac (+)	3.42		2/25/2029		3,108
5,000	Freddie Mac (+)	3.43	(f)	1/25/2027		5,192
891	Freddie Mac (+)	3.46		11/25/2032		911
9,857	Freddie Mac (+)	3.51		3/25/2029		10,267
3,171	Freddie Mac (+)	3.56		1/25/2029		3,323
3,000	Freddie Mac (+)	3.65	(f)	2/25/2028		3,163
5,000	Freddie Mac (+)	3.69		1/25/2029		5,288
10,000	Freddie Mac (+)	3.77		12/25/2028		10,640
4,800	Freddie Mac (+)	3.79		1/25/2034		5,081
3,000	FREMF Mortgage Trust(a)	3.60	(f)	11/25/2023		3,002

						132,005

	FGLMC Collateral (0.0%)
60	Freddie Mac (+)	5.00		9/01/2020		61
65	Freddie Mac (+)	5.50		4/01/2036		71

						132

	FNMA Collateral (0.1%)
6,236	Fannie Mae (+)	2.50		7/01/2027		6,207

	Total U.S. Government Agency Issues (cost: $136,697)					138,344

Portfolio of Investments | 18

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	U.S. TREASURY SECURITIES (4.9%)
	Bonds (3.1%)
$5,050	U.S. Treasury Bond	2.25%	8/15/2046	$4,399
50,000	U.S. Treasury Bond	2.50	2/15/2045	46,152
20,000	U.S. Treasury Bond	2.75	8/15/2042	19,526
5,000	U.S. Treasury Bond	2.75	11/15/2042	4,873
30,000	U.S. Treasury Bond	3.38	11/15/2048	32,620
10,000	U.S. Treasury Bond	3.50	2/15/2039	11,142

				118,712

	Notes (1.8%)
47,900	U.S. Treasury Note(q)	2.38	5/15/2027	47,658
10,000	U.S. Treasury Note	2.75	2/15/2028	10,214
10,000	U.S. Treasury Note	2.88	11/15/2046	9,898

				67,770

	Total U.S. Treasury Securities (cost: $189,614)			186,482

	Total Bonds (cost: $3,538,558)			3,604,659

Number of Shares
	EQUITY SECURITIES (1.6%)
	PREFERRED STOCKS (1.6%)
	Communications (0.3%)
	Telecommunications (0.3%)
7,000	Centaur Funding Corp., 9.08% (a)			7,420
200,000	Qwest Corp., 6.50% (i)			4,607

	Total Communications			12,027

	Consumer, Non-cyclical (0.7%)
	Agriculture (0.3%)
400,000	CHS, Inc., 7.10%, (3 mo. LIBOR + 4.30%)(b),(o)			10,606

	Food (0.4%)
150,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(o)			15,032

	Total Consumer, Non-cyclical			25,638

	Financial (0.6%)
	Banks (0.2%)
87,500	Citigroup Capital XIII, 8.95%, (3 mo. LIBOR + 6.37%) (b)			2,374
50,000	HSBC Holdings plc, 6.20% (o)			1,295
5,000	U.S. Bancorp, 3.62%, (3 mo. LIBOR + 1.02%) (b),(o)			3,963

				7,632

	Insurance (0.2%)
2,000	American Overseas Group Ltd., non-cumulative, 6.13%, (3 mo. LIBOR + 3.56%) (b),(j),(r),(s)			500
369,987	Delphi Financial Group, Inc., cumulative redeemable, 5.87%, (3 mo. LIBOR + 3.19%) (b)			8,417

				8,917

	REITS (0.2%)
100,000	Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative redeemable(o)			6,300

	Total Financial			22,849

19 | USAA Intermediate-Term Bond Fund

Number of Shares	Security				Market Value (000)
	Government (0.0%)
	Sovereign (0.0%)
2,000	CoBank ACB, 3.76%, (3 mo. LIBOR + 1.18%)(a),(b),(o)				$1,335

	Total Preferred Stocks (cost: $62,432)				61,849

	Total Equity Securities (cost: $62,432)				61,849

Principal Amount (000)			Coupon Rate	Maturity
	MONEY MARKET INSTRUMENTS (3.3%)
	COMMERCIAL PAPER (3.1%)
$17,035	Amphenol Corp. (a)		2.66%	5/01/2019	17,035
13,457	CenterPoint Energy Inc. (a)		2.68	5/22/2019	13,436
10,000	CSLB Holdings, Inc. (a)		2.70	5/02/2019	9,999
7,000	CSLB Holdings, Inc. (a)		2.73	5/14/2019	6,993
15,986	CSLB Holdings, Inc. (a)		2.72	5/15/2019	15,969
10,878	Duke Energy Corp. (a)		2.64	5/16/2019	10,866
1,000	Enbridge (U.S.), Inc.		2.72	5/01/2019	1,000
4,750	Enbridge (U.S.), Inc.		2.71	5/07/2019	4,748
4,700	General Mills, Inc. (a)		2.63	5/20/2019	4,694
8,000	Newell Rubbermaid, Inc. (a)		2.87	5/06/2019	7,997
11,261	Southwestern Public Services (a)		2.63	5/03/2019	11,259
3,580	Spire, Inc. (a)		2.63	5/03/2019	3,580
11,465	Spire, Inc. (a)		2.78	5/13/2019	11,454

	Total Commercial Paper (cost: $119,030)				119,030

Number of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
6,722,690	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(t) (cost: $6,723)				6,723

	Total Money Market Instruments (cost: $125,753)				125,753

	SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
8,202,410	HSBC U.S. Government Money Market Fund Class I, 2.39%(t)				8,202

	Total Short-Term Investment Purchased with Cash Collateral from Securities Loaned (cost: $8,202)				8,202

	Total Investments (cost: $3,734,945)				$3,800,463

Number of Contracts	Description	Expiration Date	Notional Amount (000)	Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	FUTURES (2.2%)
	LONG FUTURES
	Interest Rate Contracts
270	U.S. Treasury Bond	6/19/2019	USD 39,195	$39,817	$622

Portfolio of Investments | 20

Number of Contracts	Description	Expiration Date	Notional Amount (000)		Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)
350	U.S. Treasury Note	6/19/2019	USD	42,783	43,285	502

	Total Long Futures				$83,102	$1,124

	Total Futures				$83,102	$1,124

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$65,981	$—	$65,981
Bank Loans	—	105,529	—	105,529
Collateralized Loan Obligations	—	82,852	—	82,852
Collateralized Mortgage Obligations	—	1,635	—	1,635
Commercial Mortgage Securities	—	104,825	—	104,825
Corporate Obligations	—	1,936,796	—	1,936,796
Eurodollar and Yankee Obligations	—	849,268	—	849,268
Foreign Government Obligations	—	5,296	—	5,296
Municipal Obligations	—	124,701	—	124,701
Preferred Bonds	—	2,950	—	2,950
U.S. Government Agency Issues	—	138,344	—	138,344
U.S. Treasury Securities	186,482	—	—	186,482
Equity Securities:
Preferred Stocks	1,295	60,054	500	61,849
Money Market Instruments:
Commercial Paper	—	119,030	—	119,030
Government & U.S. Treasury Money Market Funds	6,723	—	—	6,723
Short-Term Investment Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	8,202	—	—	8,202
Futures(1)	1,124	—	—	1,124

Total	$203,826	$3,597,261	$500	$3,801,587

(1)	Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

21 | USAA Intermediate-Term Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Intermediate-Term Bond Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments | 22

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

23 | USAA Intermediate-Term Bond Fund

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,802,852,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.2% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District

CMT	Constant Maturity Treasury

EDA	Economic Development Authority

EDC	Economic Development Corp.

LIBOR	London Interbank Offered Rate

MTA	Metropolitan Transportation Authority

PRE	Pre-refunded to a date prior to maturity

REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Notes to Portfolio of Investments | 24

SPECIFIC NOTES

(a)

Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(b)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2019.

(c)

Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at April 30, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(e)	The bank loan will settle after April 30, 2019, at which time the interest rate will be determined.

(f)	Stated interest rates may change slightly over time as underlying mortgages paydown.

(g)

Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(h)	At April 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(i)	The security, or a portion thereof, was out on loan as of April 30, 2019.

(j)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees.

(k)	The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2019.

(l)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

25 | USAA Intermediate-Term Bond Fund

(m)	Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(n)	At April 30, 2019, the issuer was in default with respect to interest and/or principal payments.

(o)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(p)

U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

(q)	Securities with a value of $1,990,000 are segregated as collateral for initial margin requirements on open futures contracts.

(r)

Security was fair valued at April 30, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust’s Board of Trustees. The total value of all such securities was $500,000, which represented less than 0.1% of the Fund’s net assets.

(s)	Security was classified as Level 3.

(t)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

Notes to Portfolio of Investments | 26